TAX PROVISION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other provisions [abstract]
Earnings (loss) for the year	$ 17,513,854	$ (18,184,468)	$ (18,592,981)
Expected income tax (recovery)	4,729,000	(4,910,000)	(4,834,000)
Change in statutory, foreign tax, foreign exchange rates and other	(529,000)	389,000	1,885,000
Permanent difference	(4,861,000)	3,833,000	450,000
Share issue cost	(103,000)	(151,000)	(25,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	1,205,000	12,000	(118,000)
Change in unrecognized deductible temporary differences	(441,000)	827,000	2,642,000
Total income tax expense (recovery)	$ 0	$ 0	$ 0